Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash	$ 365,145
Total current assets	365,145
Intangible assets	10,199
Total assets	375,344
Current liabilities:
Accounts payable	1,090	910
Accrued payroll taxes	22,021
Total current liabilities	23,111	910
Long-term liabilities:
Convertible notes, net of unamortized debt discount of $100,299 and $0 at September 30, 2020 and December 31, 2019, respectively	849,576
Total long-term liabilities	849,576
Total liabilities	872,687	910
Shareholders' deficit
Common units, $0.001 par value, 1,000,000 shares authorized; 500,000 shares issued and outstanding at September 30, 2020 and December 31, 2019	500	500
Additional paid-in-capital	223,700	140
Accumulated deficit	(721,543)	(1,550)
Total shareholders' deficit	(497,343)	(910)
Total liabilities and shareholders' deficit	$ 375,344